Financial Instruments - Interest bearing loans and borrowings (Details) € in Millions, $ in Millions		3 Months Ended				6 Months Ended		12 Months Ended
	Nov. 08, 2022 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Jun. 30, 2024 USD ($)	Dec. 31, 2022	Nov. 08, 2022 USD ($)
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Discount on issuance of debt	€ 31.3
Borrowing costs capitalised		€ 1.8		€ 2.4
Net gain on refinancing		10.3		€ 4.1	€ 0.0	€ 14.4	€ 0.0	€ 17.2
Senior USD Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount	700.6	€ 647.9				€ 647.9			$ 693.0		$ 700.0
Interest rate		2.50%				2.50%		3.00%	2.50%	3.75%
Repayments of non-current borrowings		€ 6.5	$ 7.0
Repayments Of Non-current Borrowings - percentage of original issued notional		1.00%				1.00%			1.00%
Interest rate floor		0.50%				0.50%			0.50%
Senior EURO Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount		€ 553.2				€ 553.2
Interest rate		3.50%				3.50%			3.50%
Borrowing costs capitalised	€ 5.1
Senior Eur Debt
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Notional amount		€ 130.0				€ 130.0
Interest rate		2.75%				2.75%			2.75%
Loans and Borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		€ 2,075.2				€ 2,075.2		€ 2,067.6
Carrying value		2,064.1				2,064.1		2,056.3
Loans and Borrowings | Deferred borrowing costs
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		0.0				0.0		0.0
Carrying value		(36.2)				(36.2)		(37.8)
Loans and Borrowings | Senior EUR/USD loans
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value		1,300.1				1,300.1		1,293.8
Loans and Borrowings | Senior EUR/USD loans | Level 2
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		1,333.0				1,333.0		1,314.5
Loans and Borrowings | Other borrowings [Domain]
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		0.2				0.2		0.3
Carrying value		0.2				0.2		0.3
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Carrying value		800.0				800.0		800.0
Loans and Borrowings | Twenty Twenty-Eight Fixed Rate Senior Secured Notes | Level 1
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Fair value		€ 742.0				€ 742.0		€ 752.8